Summary of Material Accounting Policies	12 Months Ended
Dec. 31, 2023
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Summary of Material Accounting Policies	Summary of Material Accounting Policies
The Company has consistently applied the following accounting policies to all periods presented in these consolidated financial statements, except if mentioned otherwise. In addition, the Company adopted Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2) from 1 January 2023. The amendments require the disclosure of ‘material’, rather than ‘significant’, accounting policies. The amendments also provide guidance on the application of materiality to disclosure of accounting policies, assisting entities to provide useful, entity-specific accounting policy information that users need to understand other information in the financial statements. Management reviewed the accounting policies and made updates to the information disclosed in Note 3 Material accounting policies (2022: Significant accounting policies) in certain instances in line with the amendments.
Investments in Joint Operations—A joint operation is an arrangement in which the Company has joint control whereby the Company has rights to assets, and obligations for the liabilities, relating to an arrangement. The Company accounts for each of its assets, liabilities and transactions, including its share of those held or incurred jointly, in relation to the joint operation.
Cash and Cash Equivalents—Cash and cash equivalents consist of highly liquid time deposits and investments that are readily convertible into cash, which are not subjected to significant risk of changes in value, and have original maturities of three months or less at the time of purchase.
Trade Accounts Receivable—Trade accounts receivable are recognized initially at fair value. A provision for impairment of trade accounts receivable is established when there is objective evidence that the Company will not be able to collect all amounts due according to the original terms of the receivable.
Inventories—Inventories are stated at standard cost adjusted to the lower of cost or net realizable value. The Company measures the cost of its inventory based on a standard cost process with appropriate adjustments for purchasing and manufacturing variances, which approximates weighted average cost.
Inventory allowances are made on an item-by-item basis, except where it may be appropriate to group similar or related items. An allowance is made for the estimated losses due to obsolescence based on expected future demand and market conditions. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.
Financial Instruments:
Category of financial instruments and measurement
Recognition and Initial Measurement—Trade receivables are initially recognized when they are originated. All other financial assets and financial liabilities are initially recognized when the Company becomes a party to the contractual provisions of the instrument.
A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus or minus, for an item not at fair value in the profit and loss (“FVPL”), transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.
Classification and Measurement—All recognized financial assets are measured based on amortized cost or fair value. The classification is based on two criteria, the Company’s business model for managing the assets and whether the instrument’s contractual cash flows represent solely payments of principal and interest (“SPPI”).
The assessment of whether contractual cash flows on debt instruments are solely comprised of principal and interest is made based on the facts and circumstances at the initial recognition of assets.
Financial assets include trade and other receivables. These are recorded at amortized cost when such financial assets are held with the objective to collect contract cash flows that meet the SPPI criterion.
Financial assets recorded at FVPL comprise unquoted equity instruments which the Company had not irrevocably elected, at initial recognition, to classify at fair value through other comprehensive income (“FVOCI”).
Financial assets recorded at FVOCI comprise marketable securities that are quoted debt instruments when such financial assets are held with the objectives of both collecting contractual cash flows and selling these financial assets, and meet the SPPI criterion. Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses and interest income which are recognized in the consolidated statements of operations. Interest income from these financial assets is included in finance income using the effective interest rate method.
Derecognition of financial assets
The Company derecognizes a financial asset only when the contractual rights to the cash flows from the financial asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the financial asset to another entity. On derecognition of a financial asset at amortized cost in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in the consolidated statements of operations.
On derecognition of an investment in a debt instrument at FVOCI, the difference between the asset’s carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss that had been recognized in OCI is recognized in the consolidated statements of operations.
Impairment of financial assets
The Company will record an allowance for expected credit losses (“ECL”) for all loans to related parties, marketable securities (that are quoted debt instruments), contract assets, and trade receivables and other receivables not recorded at FVPL. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive. The shortfall is then discounted using the asset’s effective interest rate.
The Company estimated its ECL for its contract assets and trade receivables at an amount equal to lifetime credit losses, while marketable securities and other receivables are measured at 12-months ECL if they are determined to have low credit risk at the reporting date.
Offsetting of Financial Instruments—Financial assets and financial liabilities are offset and the net amount reported in the consolidated statements of financial position when there is an enforceable legal right to offset the recognized amounts, and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.
Derivative Financial Instruments and Hedge Accounting—Through its operating, investing and financing activities in the normal course of business, the Company is exposed to various types of market risk including foreign exchange risk, interest rate risk and risks associated with changes in the market price of certain commodities. The Company uses derivative financial instruments, such as foreign currency forward contracts, interest rate swaps, cross currency swaps and commodity swaps to mitigate a portion of the risks associated with changes in foreign currency exchange rates, interest rates and commodity prices. The Company’s objective for holding derivatives include reducing, eliminating and efficiently managing the economic impact of these exposures as effectively as possible. The Company’s derivative programs include strategies that both qualify and do not qualify for hedge accounting treatment. However, the Company does not use derivative financial instruments for trading or speculative purposes.
Derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value at each reporting date. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.
Foreign currency forward contracts are used to hedge a portion of certain foreign currency-denominated forecasted operating expenditures, primarily in Euro (“EUR”), Japanese Yen (“JPY”) and Singapore Dollar (“SGD”). The Company also hedges future cash flows for certain foreign currency-denominated forecasted capital expenditures, primarily in EUR and JPY. Certain foreign currency forward contracts not designated as hedging instruments are also used to manage the variability in foreign exchange rates on certain balance sheet amounts and to manage other foreign currency exposures.
The Company uses interest rate swaps, cross-currency interest rate swaps and cross-currency swaps to protect itself against adverse fluctuations in interest rates and foreign currency exchange rates and to reduce its exposure to variability in forecasted cash flows associated with the Company’s floating-rate and foreign currency-denominated debt.
The Company also uses commodity swaps to hedge forecasted electricity and natural gas purchases to minimize the impact of commodity price movements on the reported earnings of the Company and on future cash flows related to fluctuations of the contractually specified, separately identifiable and reliably measurable commodity risk component.
At the inception of the hedge relationship, the Company documents the relationship between the hedging instrument and the hedged item along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge, and on an ongoing basis, the Company documents whether there continues to be an economic relationship between the hedged item and the hedging instruments. The Company designates these derivative instruments in cash flow hedges of forecasted operating and capital expenditures or floating-rate and foreign currency-denominated debt, as applicable, and evaluates hedge effectiveness prospectively.
The effective portion of the gain or loss on these contracts is reported as a component of OCI and reclassified to the consolidated statements of operations in the same line item and in the same period during which the associated hedged forecasted transaction affects earnings. For hedges of capital expenditures, the amount in OCI is incorporated into the initial carrying amounts of the non-financial assets and depreciated over the average useful life of the associated assets. Any ineffective portion of hedges or changes in fair value from excluded components of the hedge are immediately recorded in the consolidated statements of operations.
Hedge accounting is discontinued when the hedging instrument expires or is sold, terminated, or exercised, or when it no longer meets the criteria for hedge accounting. When a forecasted transaction is no longer expected to occur, the gain or loss accumulated in OCI is recognized immediately in the consolidated statements of operations.
Property, Plant and Equipment —Construction in progress and property, plant and equipment are stated at historical cost, net of accumulated depreciation. The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each balance sheet date. Major additions and improvements are capitalized as appropriate, only when it is probable that future economic benefits associated with the item and the cost of the item can be measured reliably; minor replacements and repairs are charged to the consolidated statements of operations. The Company also capitalizes interest on borrowings related to eligible capital expenditures. Capitalized interest is added to the cost of qualified assets and depreciated together with that asset cost. The Company also records capital-related government grants as a reduction to property, plant and equipment.
Commencement of depreciation related to construction in progress and property, plant and equipment involves determining when the assets are available for their intended use. The Company considers various factors which include functionality, engineering specifications, nature and usage of assets among others, in assessing the conditions necessary for the assets to be capable of operating in the manner intended by the management. The Company also factors in the length of time it takes for the assets to reach the tooling qualification criteria from the initial point of when the assets are received. Depreciation is calculated on a straight-line basis over the estimated useful life of the assets as follows:

Building and leasehold/land improvements	Up to 50 years (or the remaining lease term of related land on which the buildings are erected, if shorter)
Equipment	2 to 10 years
Computers	5 years
The Company periodically assesses the estimated useful lives of property, plant and equipment. As a result of a review completed in April 2023, the Company concluded the estimated maximum useful life of certain buildings should be increased from 26 years to 50 years. This change in estimate was applied prospectively, effective beginning in the first quarter of 2023. The impact of the change in estimated useful lives of certain buildings resulted in an increase to income before income taxes of $76 million for the year ended December 31, 2023.
Leases—The Company determines if an arrangement is a lease or contains a lease at inception. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
Right-of-use assets—Right-of-use (“ROU”) assets are reported within property, plant and equipment, and are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of ROU assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. ROU assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.
Lease liabilities—At the commencement date of the lease, the Company recognizes lease liabilities at the present value of the lease payments to be made over the lease term.
In calculating the present value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. The carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments or a change in the assessment of an option to purchase the underlying assets. The Company’s lease liabilities are separately reported in the consolidated statements of financial position under non-current portion of lease obligations and current portion of lease obligations.
Short-term leases and leases of low-value assets—The Company applies the short-term lease recognition exemption to leases that have a lease term not exceeding 12 months, or for leases of low-value assets. The payment for such leases is recognized in the Company’s consolidated statements of operations on a straight-line basis over the lease term.
Intangible Assets—Technology, patent, software licenses and similar rights acquired separately are stated at cost less accumulated amortization or are adjusted to fair value when impaired. Intangible assets acquired through business combinations which include customer relationships and manufacturing and process technology, are recorded at estimated fair values at the date of acquisition. Intangible assets are amortized based on the pattern in which the economic benefits of the respective intangible asset are consumed, which is, in general, on a straight-line basis over their estimated useful lives of between 3 and 10 years. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.
Impairment of Non-Financial Assets—The Company reviews, at each reporting date, the carrying amount of the Company’s property, plant and equipment and finite lived intangible assets to determine whether there is any indication that those assets have suffered an impairment loss.
If any indication exists, the recoverable amount of the asset is estimated in order to determine the extent, if any, of the impairment loss. Where it is not possible to estimate the recoverable amount of an individual assets, the Company estimates the recoverable amount of the cash generating unit (“CGU”) to which the asset belongs. The recoverable amount of an asset or CGU is estimated to be the higher of an asset’s or CGU’s fair value less costs to dispose and its value in use. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset or CGU is considered impaired and is written down to its recoverable amount. The Company also evaluates, and adjusts, if appropriate, the asset’s useful lives, at each reporting date or when impairment indicators exist.
In assessing value in use, the estimated future post-tax cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.
Impairment losses are recognized in the consolidated statements of operations to the extent the recoverable amount, measured at the present value of discounted cash flows attributable to the assets, is less than their carrying value.
If the recoverable amount subsequently increases, the impairment loss previously recognized will be reversed to the extent of the increase in the recoverable amount, provided that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior years. The impairment loss reversal is recognized immediately in the consolidated statements of operations.
Revenue Recognition—The Company generates revenue primarily from fabricating semiconductor wafers for its customers using the manufacturing processes based on their own or third parties’ proprietary integrated circuit designs and, to a lesser extent, the Company also generates revenue from engineering and other pre-fabrication services such as non-recurring engineering (“NRE”) services, which include design services and mask production.
The Company recognizes revenue when performance obligations are satisfied. The performance obligations are satisfied at the point at which control of the wafers is transferred to the customer, which is determined to be at the point of wafer shipment from the Company’s facilities or delivery to the customer location. NRE services are recognized over time as the Company performs the services based on a percentage of costs incurred over total expected costs.
The Company generally requires a purchase order from all of its customers, to which the Company responds with an order acknowledgement and a copy of the Company’s standard terms and conditions. The Company also enters into master supply agreements (“MSA”) with certain of its customers that may specify additional terms and conditions, such as pricing formulas based on volume, volume discounts, calculation of yield adjustments, indemnifications, transfer of title and risk of loss, and payment terms. The Company also requires a purchase order from its customers with which it has MSAs for specific products and quantities. As a result, the Company has concluded that the combination of a purchase order and order acknowledgement, including the Company’s standard terms and conditions, and the MSA, if applicable, create enforceable rights and obligations between the Company and its customers. For certain customers under long-term supply agreements (“LTAs”) with minimum volume requirements that are subject to a certain breakage fee if such commitment is not met, the Company has concluded that LTAs’ terms and conditions generally constitute enforceable rights and obligations for revenue recognition purposes, unless the underlying facts and circumstances vary and indicate otherwise.
Typically, goods and services provided under the Company’s contracts are accounted for as a single performance obligation. However, in some contracts, the Company provides multiple distinct goods or services to a customer. In those cases, the Company accounts for the distinct contract deliverables as separate performance obligations at the stated contract value, which appropriately represents the individual performance obligation’s estimated standalone selling price.
The Company estimates for the breakage fee arising from not meeting the minimum purchase requirements under certain LTAs with customers as variable consideration and includes such fee in the contract transaction price if not constrained, and accordingly, recognizes as revenue upon satisfaction of performance obligations for wafers over the expected term of the agreement. Given the volumes under these arrangements are usually not guaranteed and subject to subsequent negotiations or changes, breakage fees that are constrained are not included in the contract transaction price for revenue recognition purposes.
The Company estimates the variable consideration related to volume rebates and yield adjustments for certain contracts that may be refundable to customers through the issuance of a credit note, and accordingly, recognizes revenue in accordance with the pattern applicable to the performance obligation, subject to a constraint. The Company determines the amounts to be recognized based on the amount of potential refund required by the contract, historical experience and other surrounding facts and circumstances. These potential revenue adjustments are accrued and netted against accounts receivable on the consolidated statements of financial position.
Our contracts may be subsequently modified to reflect changes in scope or customer requirements. Generally, our contract modifications are for goods or services that are distinct from the existing contract and are accounted for as a new contract and performance obligation, which are recognized prospectively. If contract modifications are for goods or services that are not distinct from the existing contract, they are accounted for as if they are part of the original contract with the effect of the contract modification recognized as an adjustment to revenue on a cumulative catch-up basis.
A contract asset (“unbilled accounts receivables”) is recognized when the Company has recognized revenue, but not issued an invoice for payment. The Company has determined that unbilled accounts receivables are not considered a significant financing component of the Company’s contracts. Contract assets are included in receivables, prepayments and other assets on the consolidated statements of financial position and are transferred to trade receivables when invoiced (see Note 6).
A contract liability is recognized when the Company receives payments in advance of the satisfaction of performance obligations and are included as deferred revenue on the consolidated statements of financial position (see Note 11). This includes upfront non-refundable capacity access fees under certain LTAs with customers which are accounted for as additional wafer price considerations and recognized as revenue upon satisfaction of performance obligations for wafers over the expected term of the agreements.
Provisions—Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources will be required to settle the obligation; and the amount has been reliably estimated. Provisions are mainly made up of site restoration obligations, as well as restructuring charges. The associated site restoration costs are capitalized as part of the carrying amount of the underlying asset and depreciated over the estimated useful life of the related long-lived assets.
A provision for restructuring is recognized when the Company has approved a detailed and formal restructuring plan, and the restructuring either has commenced or has been announced publicly. Future operating losses are not provided for.
The Company records site restoration obligations in the period in which they are incurred at their estimated fair value. Site restoration obligations consist of the present value of the estimated costs of dismantlement, removal, site reclamation and similar activities associated with facilities built on land held under long-term operating leases. The site restoration obligations are recorded as a liability at the estimated present value as of the related long-lived asset’s inception discounted using a pre-tax rate that reflects the current market assessment of the time value of money and risks specific to the site restoration obligations. After initial recognition, the liability is increased for the passage of time, with the increase being reflected as accretion expense in the line item “finance expenses” in the consolidated statements of operations. The associated site restoration costs are capitalized as part of the carrying amount of the underlying asset and depreciated over the estimated useful life of the related long-lived asset. Subsequent adjustments in the discount rates, estimated amounts, timing and probability of the estimated future costs and changes resulting from the passage of time are recognized as an increase or decrease in the carrying amount of the liability and the related site restoration cost capitalized as part of the carrying amount of the related long-lived asset on a prospective basis. If the decrease in the liability exceeds the remaining carrying amount of the related long-lived assets, the excess is recognized in the consolidated statements of operations.
Deferred Tax Assets—Deferred tax assets are recognized for all deductible temporary differences, carryforward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carryforward of unused tax credits and unused tax losses can be utilized except in respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.
The carrying amount of deferred tax assets is reviewed at each balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each balance sheet date and are recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the balance sheet date.
Earnings Per Share—Basic earnings per share is calculated by dividing the net income (loss) attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.
Diluted earnings per share is calculated by dividing the net income (loss) attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding, adjusted for the effects of all potentially dilutive ordinary shares. The weighted average number of ordinary shares outstanding is increased by the number of additional ordinary shares that would have been issued by the Company assuming exercise of all options with exercise prices below the average market price for the year.
Share-based compensation—Share-based compensation expense related to share awards is recognized based on the fair value of the awards granted.
The grant date fair value of equity-settled share-based payment awards granted to employee is recognized as an employee benefit expense, with a corresponding increase in equity, over the vesting period of the awards, The amount recognized as an expense is adjusted to reflected the number of awards for which the service and non-market performance conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that meet the service and non-market performance conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual performance.
Government Grants—Government grants are recognized when there is reasonable assurance that the grant will be received and the Company will be in compliance with all attached conditions. When the grant relates to an expense item it is recognized as deferred income and released to the consolidated statements of operations over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate and is presented as a reduction of those costs. Where the grant relates to acquisition of assets, it is recognized as a reduction in the basis of the asset and released as a reduction to depreciation expense in equal amounts over the expected useful life of the related asset. Grants the Company received are primarily provided in connection with construction and operation of the Company’s manufacturing facilities, employment and research and development.
Research and Development Costs—Research costs are expensed as incurred. Development costs are recognized as intangible assets if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the assets.
Borrowing Costs—Borrowing costs directly attributable to the construction phase of property, plant and equipment are capitalized as part of the cost of assets which are constructed by the Company and for which a considerable period of time (at least six months) is planned for construction. Borrowing costs are capitalized from the start of construction until the date the asset is ready for its intended use. All other borrowing costs are recognized as an expense in the period in which they are incurred.
Current Income Tax—Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted by the balance sheet date.
Recent Accounting Pronouncements and Developments
Recent Accounting Pronouncement, Adopted:
Amendments to IFRS 7, IFRS 9 and IAS 39 Interest Rate Benchmark Reform —
Phase 1 Amendments - On 1 January 2020, the Company adopted the Phase 1 amendments arising from the Interbank Offered Rate (“IBOR”) reform amendments issued in September 2019, which provides temporary relief from applying specific hedge accounting requirements to hedge relationships directly affected by IBOR reform, such that the effect is that IBOR reform should not generally cause hedge accounting to terminate.
Phase 2 Amendments - On 1 January 2021, the Company adopted the Phase 2 amendments arising from the IBOR reform issued in August 2020. The Phase 2 amendments address issues that arise from the implementation of the IBOR reform, including the replacement of an interest rate benchmark with an alternative benchmark rate. The key reliefs provided to the Company are as follows:
•financial instruments measured at amortized cost are allowed to account for changes in the basis for determining contractual cash flows as a direct consequence of the IBOR reform by updating the effective interest rate, provided that the new basis is economically equivalent to the previous basis, such that there is no immediate gain or loss recognized; and
•most IFRS 9 hedge relationships that are directly affected by the IBOR reform are allowed to continue.
As of June 30, 2023, the Company had completed the transition of the affected rates on borrowings from USD London Interbank Offered Rate to Term Secured Overnight Financing Rate (“SOFR”) and assessed the changes to be economically equivalent in accordance with IFRS 9. Any future impact has been deemed to be immaterial to the Company.

Recent Accounting Pronouncements, Not Adopted:
The Company has not adopted the following new, revised or amended IFRS standards that have been issued by the IASB but are not yet effective:
•Non-current Liabilities with Covenants - Amendments to IAS 1 - Effective for annual periods beginning on or after January 01, 2024;
•Lease Liability in a Sale and Leaseback - Amendments to IFRS 16 - Effective for annual periods beginning on or after January 01, 2024;
•Supplier Finance Arrangements - Amendments to IAS 7 and IFRS 7-Effective for annual periods beginning on or after January 01, 2024
•General Requirement for Disclosure of Sustainability-related Financial Information - IFRS S1 -Effective for annual reporting periods beginning on or after January 1, 2024; and
•Climate Related Disclosures - IFRS S2 - Effective for annual reporting periods beginning on or after January 1, 2024
As of the date the accompanying financial statements were authorized for issue, the Company continues to evaluate the impact on its financial position and performance as a result of the initial adoption of the aforementioned standards or interpretations and related applicable period. The Company does not anticipate the impacts of the standards effective for annual periods beginning on or after January 01, 2024 will have a material impact on the financial statements.
New Legislation:
In August 2022, the CHIPS and Science Act was signed into U.S. law. Designed to boost investment in domestic high tech-research and development and catalyze investment in domestic semiconductor manufacturing capacity the CHIPS and Science Act provides a 25% refundable advanced manufacturing investment tax credit (“AMITC”) on certain investment and other financial incentives to promote investments in domestic semiconductor manufacturing beginning in 2023. The Company has analyzed the provisions of the new law and determined that certain capital expenditures will qualify under the law and provide a refundable tax credit to the Company on its 2023 tax return.
In August 2022, the U.S. Inflation Reduction Act (the "IRA") was signed into law. The IRA establishes a new corporate alternative minimum tax ("CAMT") of 15% for corporations with an average global adjusted financial statement income in excess of $1 billion over a consecutive three year period, as well as a 1% excise tax on qualifying stock repurchases. The CAMT is effective for tax years beginning after December 31, 2022. The Company has estimated no tax liability relating to CAMT for the current fiscal year. It is possible that the CAMT could result in an additional tax liability in a particular year due to offsetting the U.S. tax liability with prior year losses. The Company continues to evaluate the impact the IRA may have on its operations and consolidated financial statements in future periods.
Legislation and administrative guidance continue to evolve under the Organization for Economic Co-operation and Development's ("OECD") international tax reform centering on a global minimum tax regime ("Pillar 2") effective beginning in fiscal year 2024. The Pillar 2 regime seeks to collect additional top-up taxes from multinational groups whose effective tax rates are lower than 15% at a jurisdictional level. The initiative will also trigger additional compliance obligations, such as the requirement to file an annual GloBE Information Return within 15 months of the end of the fiscal year. Pillar 2 is being accounted for under the scope of IAS 12 Income Taxes, which includes an amendment in May 2023 granting temporary relief from accounting for deferred taxes arising from jurisdictions implementing Pillar 2 minimum taxes. Under the amendment, the Company is applying the exception of neither recognizing nor disclosing deferred tax adjustments related to Pillar 2 income taxes.
The effective tax rate is computed at a jurisdictional level with reference to GloBE income for all constituent entities of the multinational group in that jurisdiction. Singapore announced in its 2024 budget that it will enact a domestic top-up tax and income inclusion rule (“IIR”) effective in 2025. The Company and its subsidiaries are considered constituent entities forming part of the multinational group led by Mubadala Diversified Global Holding, PJSC. Eligibility to safe harbor and Pillar 2 top-up taxes payable as well as Pillar 2 filing and reporting requirements by the Company are partially dependent upon and influenced by GloBE income calculations of Mubadala subsidiaries having operations in the jurisdictions in which it operates.
The Company and its subsidiaries operate in Germany, the Netherlands, France, Bulgaria, the United Kingdom, Japan, Korea and Malaysia which have enacted Pillar 2 rules in 2023, Singapore announced in its 2024 budget that it will enact domestic top-up tax and income inclusion rule effective in 2025. The Dutch IIR regime may apply to GloBE income from the United States and Germany entities in the Company’s structure but the Company continues to analyze whether a Pillar 2 income tax expense and cash tax detriment are expected to arise from the Netherlands or any other material jurisdictions in 2024. Similarly, the recently announced Singapore rules may cause an additional liability beginning in 2025. Several jurisdictions are yet to finalize their Pillar 2 implementation timeline, including the United States, India, Cayman Islands and the United Arab Emirates. The Cayman Islands and Bulgaria are jurisdictions in which the Company operates with statutory tax rates below 15% and the Company’s Singapore operations include incentive tax rates below 15% which may be more likely to result in a tax liability under Pillar 2 if transitional safe harbor rules do not apply. The Company is tracking legislative updates from these and other jurisdictions to determine if any Pillar 2 taxes may be payable in fiscal 2024.